Item 1. Schedule of Investments:
--------------------------------
Putnam Massachusetts Tax Exempt Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2-28-05



Putnam Massachusetts Tax Exempt Income Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
February 28, 2005 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

Municipal bonds and notes (94.4%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                 Rating (RAT)              Value
--------------------------------------------------------------------------------------------------------------------------------

Massachusetts (93.7%)
--------------------------------------------------------------------------------------------------------------------------------
     $2,150,000  Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse, Inc.), 6s, 7/1/28        BB-/P                $2,133,789
      6,055,000  Boston, Indl. Dev. Fin. Auth. Swr. Fac. Rev. Bonds (Harbor Elec. Energy Co.),
                 7 3/8s, 5/15/15                                                                 Aa3                   6,086,244
      7,435,000  Boston, Wtr. & Swr. Comm. Rev. Bonds, Ser. A, 5 3/4s, 11/1/13                   AA                    8,354,338
                 Fall River, G.O. Bonds, FSA
      1,990,000  5s, 2/1/13                                                                      Aaa                   2,193,219
      1,950,000  5s, 2/1/12                                                                      Aaa                   2,143,187
      2,100,000  Framingham, Hsg. Auth. Rev. Bonds (Beaver Terrace), Ser. A, GNMA Coll.,
                 6.35s, 2/20/32                                                                  AAA                   2,310,987
      5,185,000  Holden, G.O. Bonds, FGIC, 5 1/2s, 3/1/20                                        Aaa                   5,684,990
      4,000,000  MA Bay Trans. Auth. Rev. Bonds (Gen. Trans. Syst.), Ser. A, 5 1/2s, 3/1/12      Aa2                   4,422,840
      4,000,000  MA State College Bldg. Auth. Rev. Bonds, Ser. B, XLCA, 5 1/2s, 5/1/28           Aaa                   4,515,560
                 MA State Dev. Fin. Agcy. Rev. Bonds
      1,325,000  (Beverly Enterprises, Inc.), 7 3/8s, 4/1/09                                     B+/P                  1,380,253
      1,480,000  (Lasell College), 6 3/4s, 7/1/31                                                BB+                   1,510,000
      1,320,000  (Lasell Village), Ser. A, 6 3/8s, 12/1/25                                       BB-/P                 1,332,830
      1,950,000  (MA Biomedical Research), Ser. C, 6 1/8s, 8/1/12                                A1                    2,160,464
      1,830,000  (MA Biomedical Research), Ser. C, 5 7/8s, 8/1/10                                A1                    2,019,734
     10,200,000  (WGBH Edl. Foundation), Ser. A, AMBAC, 5 3/4s, 1/1/42                           Aaa                  12,188,796
      1,750,000  (Boston Biomedical Research), 5 3/4s, 2/1/29                                    Baa3                  1,789,428
      1,315,000  (Hampshire College), 5.7s, 10/1/34                                              BBB                   1,386,365
      1,000,000  (Middlesex School), 5 1/8s, 9/1/23                                              A1                    1,072,160
      7,500,000  MA State Dev. Fin. Agcy. Resource Recvy. Rev. Bonds (Semass Syst.), Ser. A,
                 MBIA, 5 1/2s, 1/1/10                                                            Aaa                   8,212,950
      3,625,000  MA State Edl. Fin. Auth. Rev. Bonds, Ser. E, AMBAC, 5s, 1/1/13                  AAA                   3,758,436
                 MA State G.O. Bonds
      5,500,000  Ser. D, 5 1/2s, 11/1/19                                                         Aa2                   6,315,595
      7,500,000  Ser. C, FSA, 5 1/2s, 11/1/10                                                    Aaa                   8,378,175
      3,750,000  Ser. C, 5 1/4s, 8/1/15                                                          AAA                   4,065,600
      6,500,000  Ser. D, FSA, 5s, 11/1/24                                                        Aaa                   6,901,245
      9,100,000  Ser. B, U.S. Govt. Coll., 5s, 5/1/12                                            AAA                   9,882,236
                 MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
      3,000,000  (Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30                                      BBB                   3,507,510
      3,125,000  (UMass Memorial), Ser. C, 6 1/2s, 7/1/21                                        Baa2                  3,418,844
      1,300,000  (Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31                                BBB+                  1,385,176
      5,000,000  (Harvard U.), Ser. N, 6 1/4s, 4/1/20                                            Aaa                   6,283,900
      1,000,000  (Learning Ctr. for Deaf Children), Ser. C, 6 1/8s, 7/1/29                       Ba2                     998,010
      3,000,000  (Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31                           A-                    3,166,170
      2,100,000  (Partners Healthcare Syst.), Ser. C, 6s, 7/1/15                                 Aa3                   2,393,181
      1,460,000  (Partners Healthcare Syst.), Ser. C, 6s, 7/1/14                                 Aa3                   1,660,283
      3,015,000  (Newton-Wellesley Hosp.), Ser. E, MBIA, 5.9s, 7/1/11                            Aaa                   3,107,681
      4,000,000  (Partners Healthcare Syst.), Ser. C, 5 3/4s, 7/1/32                             Aa3                   4,388,240
      1,000,000  (Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27                                      A1                    1,053,080
      1,955,000  (Caritas Christian Oblig. Group), Ser. A, 5 5/8s, 7/1/20                        BBB                   2,004,051
        800,000  (Milton Hosp.), Ser. C, 5 1/2s, 7/1/16                                          BBB                     814,032
      3,665,000  (Williams College), Ser. G, 5 1/2s, 7/1/14                                      Aa1                   4,033,369
      1,265,000  (Milton Hosp.), Ser. C, 5 1/2s, 7/1/11                                          BBB                   1,327,516
      2,600,000  (Cape Cod Healthcare), Ser. B, 5.45s, 11/15/23                                  BBB                   2,648,178
      3,000,000  (Jordan Hosp.), Ser. D, 5 3/8s, 10/1/28                                         BBB-                  2,771,970
      4,250,000  (Boston College), Ser. K, 5 3/8s, 6/1/14                                        Aa3                   4,785,075
      3,000,000  (Partners Healthcare Syst.), Ser. B, 5 1/4s, 7/1/11                             Aa3                   3,238,590
     10,000,000  (MA Inst. of Tech.), Ser. I-1, 5.2s, 1/1/28                                     Aaa                  11,206,200
      5,245,000  (Simmons College), Ser. F, FGIC, 5s, 10/1/33                                    Aaa                   5,437,282
      1,000,000  (Wellesley College), 5s, 7/1/17                                                 Aa1                   1,076,790
     15,800,000  (New England Med. Ctr.), MBIA, 5.24s, 7/1/18                                    Aaa                  16,089,614
      2,000,000  (New England Med. Ctr. Hosp.), Ser. H, FGIC, 5s, 5/15/11                        Aaa                   2,180,940
      3,840,000  (New England Med. Ctr. Hosp.), Ser. H, FGIC, 5s, 5/15/10                        Aaa                   4,168,512
      3,660,000  (New England Med. Ctr. Hosp.), Ser. H, FGIC, 5s, 5/15/09                        Aaa                   3,939,185
      4,160,000  MA State Hlth. & Edl. Fac. Auth. VRDN, Ser. D, MBIA, 1.8s, 1/1/35               VMIG1                 4,160,000
                 MA State Hsg. Fin. Agcy. Rev. Bonds
      2,000,000  (Rental Mtge.), Ser. E, AMBAC, 5.9s, 7/1/25                                     Aaa                   2,058,600
      5,000,000  (Rental Mtge.), Ser. C, AMBAC, 5 5/8s, 7/1/40                                   Aaa                   5,137,550
      2,180,000  (Single Fam.), Ser. 86, 5.1s, 12/1/21                                           Aa2                   2,213,419
      1,590,000  (Rental Mtge.), Ser. E, FSA, 4.1s, 7/1/06                                       Aaa                   1,597,696
      1,520,000  (Rental Mtge.), Ser. E, FSA, 3.95s, 7/1/05                                      Aaa                   1,525,928
                 MA State Hsg. Fin. Auth. Agcy. Single Fam. Mtge. Rev. Bonds, Ser. 84
        435,000  4 1/4s, 12/1/07                                                                 Aa2                     434,395
        360,000  4.05s, 12/1/06                                                                  Aa2                     361,066
        405,000  3.9s, 12/1/05                                                                   AA                      407,560
                 MA State Indl. Fin. Agcy. Rev. Bonds
      1,500,000  (1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24                            BB-/P                 1,536,435
      5,140,000  (1st Mtge. Loomis & Village), U.S. Govt. Coll., 7 5/8s, 7/1/25                  AAA                   5,334,446
      2,000,000  (1st Mtge. Brookhaven), Ser. A, 7s, 1/1/15                                      BBB/P                 2,053,040
      1,030,000  (1st Mtge. Brookhaven), Ser. A, 7s, 1/1/09                                      BBB/P                 1,060,385
      4,520,000  (American Hinghan, Wtr. Treatment), 6 3/4s, 12/1/25                             BBB/P                 4,757,662
      3,850,000  (1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s, 7/1/16                        BBB-                  3,903,361
      3,385,000  (Park School), 5.9s, 9/1/26                                                     A3                    3,622,695
      1,650,000  (Wentworth Inst. of Tech.), 5 3/4s, 10/1/28                                     Baa1                  1,735,998
                 MA State Port Auth. Rev. Bonds
      2,400,000  Ser. A, MBIA, 5s, 7/1/33                                                        Aaa                   2,462,304
      2,000,000  Ser. C, MBIA, 5s, 7/1/08                                                        Aaa                   2,131,580
      5,330,000  Ser. C, MBIA, 5s, 7/1/07                                                        Aaa                   5,602,097
                 MA State Special Oblig. Dedicated Tax Rev. Bonds, FGIC
      2,000,000  5 1/4s, 1/1/22                                                                  Aaa                   2,188,960
      5,000,000  5 1/4s, 1/1/20                                                                  Aaa                   5,476,300
                 MA State Wtr. Poll. Abatement Rev. Bonds, Ser. 5
      4,490,000  5 3/8s, 8/1/27                                                                  Aaa                   4,778,662
      2,510,000  5 3/8s, 8/1/27 (Prerefunded)                                                    Aaa                   2,783,113
                 MA State Wtr. Resource Auth. Rev. Bonds, Ser. A
      5,500,000  6 1/2s, 7/15/19                                                                 AA                    6,725,950
     10,000,000  FGIC, 5 3/4s, 8/1/39                                                            Aaa                  11,204,000
      4,000,000  MBIA, 5s, 8/1/29                                                                Aaa                   4,173,760
      1,065,000  Maynard, G.O. Bonds, MBIA, 5s, 2/1/13                                           Aaa                   1,173,758
                 Norwell, G.O. Bonds
      1,000,000  AMBAC, 5s, 2/15/25                                                              AAA                   1,062,400
      1,760,000  FGIC, 5s, 11/15/18                                                              Aaa                   1,954,322
     10,000,000  Quincy, Rev. Bonds, FSA, 5.3s, 1/15/11                                          Aaa                  10,119,700
      1,000,000  Springfield, G.O. Bonds, MBIA, 5s, 1/15/13                                      Aaa                   1,098,000
                 U. MA Bldg. Auth. Rev. Bonds, Ser. 04-1, AMBAC
      2,000,000  5 3/8s, 11/1/19                                                                 AAA                   2,240,600
      2,500,000  5 3/8s, 11/1/18                                                                 AAA                   2,807,170
      2,500,000  5 3/8s, 11/1/17                                                                 AAA                   2,802,875
      1,000,000  5 3/8s, 11/1/16                                                                 AAA                   1,122,870
                 Westfield, G.O. Bonds, MBIA
      2,190,000  5s, 9/1/11                                                                      Aaa                   2,402,014
      2,190,000  5s, 9/1/10                                                                      Aaa                   2,391,787
      1,000,000  Westford, G.O. Bonds, FGIC, 5 1/4s, 4/1/20                                      Aaa                   1,086,200
                                                                                                                 ---------------
                                                                                                                     326,971,458

Puerto Rico (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
      2,520,000  Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 3/8s, 5/15/33            BBB                   2,546,006
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $311,484,527) (b)                                                          $329,517,464
================================================================================================================================



Putnam Massachusetts Tax Exempt Income Fund

Interest rate swap contracts outstanding at February 28, 2005
(Unaudited)
                                                                                                                      Unrealized
                                                                                Notional         Termination       appreciation/
                                                                                  amount                date      (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Citibank, N.A. dated December 14, 2004 to
receive quarterly the notional amount multiplied by 4.106% and pay quarterly the notional amount multiplied by the Bond Market
Association Municipal Swap Index.                                             $5,000,000           3/17/2025              $7,083

Agreement with Citibank, N.A. dated December 14, 2004 to
receive quarterly the notional amount multiplied by 3.13% and pay quarterly the notional amount multiplied by the Bond Market
Association Municipal Swap Index.                                             10,000,000           3/17/2010              77,870

Agreement with Citigroup Financial Products, Inc. dated
February 7, 2005 to receive quarterly the notional amount
multiplied by 3.935% and pay quarterly the notional amount
multiplied by the USD-Muni-BMA-Rate.                                           4,000,000           8/10/2030            (152,786)

Agreement with Merrill Lynch International & Co. C.V. dated
February 7, 2005 to pay quarterly the notional amount
multiplied by 3.125% and receive quarterly the notional amount
multiplied by the USD-Muni-BMA-Rate.                                           3,000,000           8/10/2009              20,622
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ (47,211)
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $349,139,595.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $311,484,527, resulting in gross unrealized appreciation and depreciation of $18,799,857 and $766,920, respectively, or net unrealized appreciation of $18,032,937.

The rates shown on VRDN are the current interest rates at February 28, 2005.

The fund had the following industry group concentrations greater than 10% at February 28, 2005 (as a percentage of net assets):

Health care                        26.4%
Education                          17.0
Water & sewer                      12.3

The fund had the following insurance concentrations greater than 10% at February 28, 2005 (as a percentage of net assets):

MBIA                               15.2%
FGIC                               12.4

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 27, 2005